INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of components of (loss)/income before income tax

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Income from Chinese mainland operations	125,529	809,506	1,616,998
(Loss)/Income from non-Chinese mainland operations	(8,533)	412,283	215,662
Total	116,996	1,221,789	1,832,660

Schedule of components of income tax expenses

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Current income tax expenses	427	108,488	257,096
Deferred income tax expenses	9,324	14,083	8,538
Total	9,751	122,571	265,634

Schedule of reconciliation between the PRC statutory income tax rate and effective income tax rate

	For the year ended December 31,
	2022	2023	2024
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(21.95)%	(5.72)%	(1.74)%
Effect of PRC preferential tax rates	(10.43)%	(7.72)%	(8.67)%
Effect of permanent difference*	(11.00)%	0.36%	1.77%
Changes in valuation allowance	16.63%	(2.40)%	(3.33)%
Others	10.08%	0.51%	1.46%
Effective tax rate	8.33%	10.03%	14.49%
*

The effect of permanent difference for the year ended December 31, 2022 was primarily related to additional tax deductions for qualified research and development expenses and newly purchased equipment, partially offset by non-deductible share-based compensation expenses.

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Deferred tax assets
Deductible advertising expenses	225,344	144,192
Net operating loss carry-forwards	99,606	137,310
Others	77	194
Total deferred tax assets	325,027	281,696
Less: valuation allowance	(325,027)	(281,696)
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liabilities
Accelerated tax depreciation	(19,122)	(25,688)
Unrealized gains from investments	(7,740)	(7,613)
Identifiable intangible assets arising from business acquisition	(1,563)	(1,150)
Total deferred tax liabilities	(28,425)	(34,451)
Deferred tax liabilities, net of deferred tax assets	(28,425)	(34,451)

Schedule of movements of valuation allowance

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Balance at beginning of the year	334,848	354,306	325,027
Change of valuation allowance	19,458	(29,279)	(43,331)
Balance at end of the year	354,306	325,027	281,696